SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2025
Cash Flow Statement [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION	SUPPLEMENTAL CASH FLOW INFORMATION

	Year ended December 31
(US$ MILLIONS)	2025	2024	2023
Net interest paid (received)	$628	$689	$1,024
Net income taxes paid (received)	30	44	162
Amounts paid and received for interest were reflected as operating cash flows in the consolidated statements of cash flow.
Total cash outflows across the company’s lease contracts for the year ended December 31, 2025 were $89 million (2024: $102 million).
Details of “Changes in non-cash working capital, net” on the consolidated statements of cash flow are as follows:

	Year ended December 31
(US$ MILLIONS)	2025	2024	2023
Accounts and other receivable	$155	$(252)	$(142)
Inventory	4	1	(86)
Other assets	(94)	19	(204)
Accounts payable and other	(23)	(115)	102
Changes in non-cash working capital, net	$42	$(347)	$(330)
The following table presents the change in the balance of non-recourse borrowings in subsidiaries of the company arising from financing activities as at December 31, 2025 and 2024:

(US$ MILLIONS)	2025	2024
Balance at beginning of year	$8,490	$8,823
Cash flows	(29)	341
Non-cash changes:
Acquisitions / (dispositions) of subsidiaries	(950)	—
Foreign currency translation	279	(619)
Other changes	54	(55)
Balance at end of year	$7,844	$8,490